Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—8.4%
		Federal Home Loan Mortgage Corporation—4.0%
$ 38,179		FHLMC REMIC, Series 3122, Class FE, 5.747% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 37,815
212,448		FHLMC REMIC, Series 3241, Class FM, 5.827% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	209,177
1,760,613		FHLMC REMIC, Series 4281, Class LF, 5.947% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,736,986
687,803		FHLMC REMIC, Series 4313, Class FM, 5.897% (30-DAY AVERAGE SOFR +0.564%), 3/15/2044	676,305
498,335		FHLMC REMIC, Series 4867, Class FA, 5.847% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	491,452
1,457,733		FHLMC REMIC, Series 4903, Class NF, 5.849% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,430,342
2,005,678		FHLMC REMIC, Series 4911, Class FB, 5.899% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,954,477
4,838,552		FHLMC REMIC, Series 5396, Class DF, 6.500% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,791,192
5,853,183		FHLMC REMIC, Series 5409, Class JF, 6.500% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	5,865,027
		TOTAL	17,192,773
		Federal National Mortgage Association—3.3%
250,587		FNMA REMIC, Series 2006-99, Class AF, 5.869% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	247,393
173,511		FNMA REMIC, Series 2006-111, Class FA, 5.829% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	171,113
36,736		FNMA REMIC, Series 2010-134, Class BF, 5.879% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	36,505
77,993		FNMA REMIC, Series 2010-135, Class FP, 5.849% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	76,402
578,585		FNMA REMIC, Series 2010-141, Class FB, 5.919% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	569,363
143,714		FNMA REMIC, Series 2012-79, Class F, 5.899% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	141,201
2,820,087		FNMA REMIC, Series 2016-50, Class FM, 5.849% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	2,784,552
2,279,007		FNMA REMIC, Series 2018-35, Class FA, 5.749% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,174,441
2,123,060		FNMA REMIC, Series 2019-24, Class BF, 5.849% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	2,092,576
1,368,939		FNMA REMIC, Series 2019-41, Class F, 5.949% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	1,342,640
4,813,096		FNMA REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,776,646
		TOTAL	14,412,832
		Government National Mortgage Association—1.1%
4,901,764		GNMA REMIC, Series 2023-130, Class NF, 6.475% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	4,940,153
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,852,861)	36,545,758
		ASSET-BACKED SECURITIES—2.4%
		Automotive—0.9%
853,289	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.583% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	858,906
478,154	[1]	Citizens Auto Receivables Trust 2023-1, Class A2B, 6.283% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	478,945
287,455		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	287,623
370,781		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	370,219
254,601		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	254,697
159,735	[1]	GM Financial Automobile Leasing 2023-2, Class A2B, 6.153% (30-DAY AVERAGE SOFR +0.820%), 10/20/2025	159,924
12,890		Hyundai Auto Lease Securitization Trust 2023-A, Class A2A, 5.200%, 4/15/2025	12,893
238,285	[1]	Hyundai Auto Lease Securitization Trust 2023-B, Class A2B, 6.083% (30-DAY AVERAGE SOFR +0.750%), 9/15/2025	238,474
44,602	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 6.083% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	44,647
309,991	[1]	Nissan Auto Lease Trust 2023-B, Class A2B, 5.953% (30-DAY AVERAGE SOFR +0.620%), 8/15/2025	310,102
51,308	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.018% (CME Term SOFR 1 Month +0.690%), 1/15/2026	51,347
168,951		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	168,795
80,383		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	80,334
136,952	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 6.043% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	137,021
184,557	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 6.093% (30-DAY AVERAGE SOFR +0.760%), 11/17/2025	184,765
		TOTAL	3,638,692

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Construction Machinery—0.1%
$ 200,744		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	$ 200,458
210,159		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	209,982
149,997		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	149,888
		TOTAL	560,328
		Credit Card—0.7%
300,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	299,783
800,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	801,670
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	1,305,838
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	743,103
		TOTAL	3,150,394
		Equipment Lease—0.4%
339,395		Dell Equipment Finance Trust 2023-1, Class A2, 5.650%, 9/22/2028	339,461
533,567		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	533,640
518,747		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	517,828
455,050		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	455,601
		TOTAL	1,846,530
		Finance Companies—0.2%
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 6.483% (30-DAY AVERAGE SOFR +1.150%), 8/16/2027	907,185
		Financial Institutions—0.1%
515,353		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	515,522
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,604,545)	10,618,651
		CORPORATE BONDS—0.9%
		Airlines—0.1%
240,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	240,670
		Automotive—0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.930% (SOFR +0.570%), 8/1/2025	1,352,801
		Finance Companies—0.3%
1,000,000	[1]	American Express Co., Sr. Unsecd. Note, 6.124% (SOFR +0.760%), 2/13/2026	1,005,006
400,000	[1]	American Express Co., Sr. Unsecd. Note, 6.300% (SOFR +0.930%), 3/4/2025	401,043
		TOTAL	1,406,049
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	491,068
		Wireless Communications—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	299,996
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,788,381)	3,790,584
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
35,814		FHLMC ARM, 6.090%, 8/1/2035	36,445
24,599		FHLMC ARM, 6.625%, 5/1/2036	24,927
17,780		FHLMC ARM, 6.805%, 7/1/2034	18,077
16,835		FHLMC ARM, 6.907%, 5/1/2034	16,954
		TOTAL	96,403
		Federal National Mortgage Association ARM—0.0%
11,755		FNMA ARM, 5.842%, 9/1/2035	11,978
44,430		FNMA ARM, 5.960%, 2/1/2036	45,201
11,612		FNMA ARM, 6.453%, 4/1/2034	11,763
		TOTAL	68,942
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $166,652)	165,345

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—88.0%
37,718,701	Bank Loan Core Fund	$329,284,263
9,046,008	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[2]	9,046,008
5,110,039	Project and Trade Finance Core Fund	45,172,741
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $414,490,486)	383,503,012
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $465,902,925)	434,623,350
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	1,159,274
	TOTAL NET ASSETS—100%	$435,782,624
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$358,931,266	$7,222,098	$45,172,741	$—	$411,326,105
Purchases at Cost	$—	$32,075,486	$—	$26,242,797	$58,318,283
Proceeds from Sales	$(28,500,000)	$(39,295,609)	$—	$(17,196,789)	$(84,992,398)
Change in Unrealized Appreciation/Depreciation	$1,861,503	$(468)	$—	$—	$1,861,035
Net Realized Gain/(Loss)	$(3,008,506)	$(1,507)	$—	$—	$(3,010,013)
Value as of 6/30/2024	$329,284,263	$—	$45,172,741	$9,046,008	$383,503,012
Shares Held as of 6/30/2024	37,718,701	—	5,110,039	9,046,008	51,874,748
Dividend Income	$7,338,422	$83,769	$904,156	$71,723	$8,398,070

*	At June 30, 2024, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 75.6% of its net assets at June 30, 2024. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$36,545,758	$—	$36,545,758
Asset-Backed Securities	—	10,618,651	—	10,618,651
Corporate Bonds	—	3,790,584	—	3,790,584
Adjustable Rate Mortgages	—	165,345	—	165,345
Investment Companies	338,330,271	—	—	338,330,271
Other Investments[1]	—	—	—	45,172,741
TOTAL SECURITIES	$338,330,271	$51,120,338	$—	$434,623,350

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $45,172,741 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate